Disclosure of financial instruments and management of financial risks (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial instruments and management of financial risks
Schedule of maturity profile of the financial liabilities based on contractual undiscounted payments

	<1 year	1 to 5 years	> 5 years	Total
2024	EUR k	EUR k	EUR k	EUR k
Lease liabilities (Note 4.2)	(7,405)	(22,332)	(19,565)	(49,302)
Other liabilities and provisions (Note 10)	(31,501)	—	—	(31,501)
Trade and other payables	(17,272)	—	—	(17,272)
Total	(56,178)	(22,332)	(19,565)	(98,075)

	< 1 year	1 to 5years	> 5 years	Total
2023	EUR k	EUR k	EUR k	EUR k
Contractual commitments	(3,269)	—	—	(3,269)
Lease liabilities (Note 4.2)	(7,254)	(23,581)	(22,821)	(53,656)
Other liabilities and provisions (Note 10)	(88,117)	—	—	(88,117)
Trade and other payables	(48,033)	—	—	(48,033)
Total	(146,673)	(23,581)	(22,821)	(193,075)

Schedule of exposure in (foreign) currency

	2024 (in thousands)
Cash and cash equivalents	15,703	EUR	16,314	USD
	365	EUR	344	CHF
Trade and other receivables	36	EUR	37	USD
Total monetary assets in foreign currency	16,104	EUR
Trade and other payables	1,883	EUR	1,956	USD
	60	EUR	50	GBP
	14	EUR	13	CHF
Total monetary liabilities in foreign currency	1,957	EUR

	2023 (in thousands)
Cash and cash equivalents	57,061	EUR	63,052	USD
	221	EUR	205	CHF
Trade and other receivables	1,550	EUR	1,713	USD
Total monetary assets in foreign currency	58,832	EUR
Trade and other payables	13,991	EUR	15,460	USD
	54	EUR	47	GBP
	2	EUR	2	CHF
Total monetary liabilities in foreign currency	14,047	EUR

Net exposure in USD

2023 (1 EUR= 1.1050 USD)	2024 (1 EUR = 1.0389 USD)
EUR 44,033k from USD 48,656k	EUR 12,406k from USD 12,888k

Schedule of other variables held constant, pre-tax loss and post-tax loss

	Effect on pre-tax profit or loss		Effect on post-tax profit or loss
	Strengthening	Weakening	Strengthening	Weakening
31.12.2024 EUR against USD 10% movement	1,128	(1,378)	796	(972)
31.12.2023 EUR against USD 10% movement	4,003	(4,893)	2,823	(3,451)